UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/2001

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Callisto Capital Management Inc.
Address: 38 East 57th Street, 14th Flr.

         New York, NY  10022

13F File Number:  28-05579

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Danielle Danese
Title:     President
Phone:     212 688-4300

Signature, Place, and Date of Signing:

     /s/ Danielle Danese     New York, NY     January 10, 2002


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     35

Form13F Information Table Value Total:     $42,878 thousands


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                            TITLE
                            OF                               VALUE  SHARES/ SH/ PUT/ INVSTMT OTHER             VOTING AUTHORITY
NAME OF ISSUER              CLASS               CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
ADPT                        COM                 00651F108     3495   241000 SH       SOLE                   241000        0        0
AGR/A                       COM                 00845V100     1536   270000 SH       SOLE                   270000        0        0
AKAM                        COM                 097T1T101     1426   240000 SH       SOLE                   240000        0        0
AVID                        COM                 05367P100      853    70166 SH       SOLE                    70166        0        0
CDN                         COM                 127387108     2681   122304 SH       SOLE                   122304        0        0
COVD                        COM                 222814204      285   100000 SH       SOLE                   100000        0        0
CSCO                        COM                 17275R102     1630    90000 SH       SOLE                    90000        0        0
CTG                         COM                 205477102      347    88100 SH       SOLE                    88100        0        0
DCLK                        COM                 258609304     1741   153500 SH       SOLE                   153500        0        0
DRIV                        COM                 25388B104     1297    81500 SH       SOLE                    81500        0        0
ETS                         COM                 293637104      440    49700 SH       SOLE                    49700        0        0
FNSR                        COM                 31787A101      977    96100 SH       SOLE                    96100        0        0
GEMS                        COM                 377899109      776   475800 SH       SOLE                   475800        0        0
GSPN                        COM                 37957V106     1189    91800 SH       SOLE                    91800        0        0
IDTI                        COM                 458118106     2659   100000 SH       SOLE                   100000        0        0
ITRI                        COM                 465741106     3935   129864 SH       SOLE                   129864        0        0
NETA                        COM                 640938106     3619   140000 SH       SOLE                   140000        0        0
NMSS                        COM                 629248105     1285   266500 SH       SOLE                   266500        0        0
NT                          COM                 656568102      598    80000 SH       SOLE                    80000        0        0
PALM                        COM                 696642107      582   150000 SH       SOLE                   150000        0        0
PCS                         COM                 852061506     1465    60000 SH       SOLE                    60000        0        0
QPCSA                       CALL                77899W9A1        1      500 SH  CALL SOLE                      500        0        0
QTA                         CALL                0019579A9        3     1000 SH  CALL SOLE                     1000        0        0
QUONA                       CALL                9180769A0        4     1000 SH  CALL SOLE                     1000        0        0
QUONB                       CALL                9180769B8        3      500 SH  CALL SOLE                      500        0        0
QYHZA                       CALL                9F399W9A6        4      500 SH  CALL SOLE                      500        0        0
RBAK                        COM                 757209101      198    50000 SH       SOLE                    50000        0        0
RCNC                        COM                 749361101      721   246000 SH       SOLE                   246000        0        0
RSTN                        COM                 769320102      423    25501 SH       SOLE                    25501        0        0
T                           COM                 001957109     1814   100000 SH       SOLE                   100000        0        0
TKA                         COM                 87843Q109      368    22800 SH       SOLE                    22800        0        0
TSTN                        COM                 900423104     1380   347500 SH       SOLE                   347500        0        0
TWTC                        COM                 887319101     1592    90000 SH       SOLE                    90000        0        0
UTSI                        COM                 918076100     2309    81000 SH       SOLE                    81000        0        0
YHOO                        COM                 984332106     1242    70000 SH       SOLE                    70000        0        0